ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 4,048	$ 4,808
Non-current, net
Accounts receivable	78	40
Retainer on customer contract	124	102
Billing rights	495	681
Total Non-current, net	697	823
Total	$ 4,745	$ 5,631